13 Impairment testing (Tables)	12 Months Ended
Dec. 31, 2019
Impairment Testing
Schedule of cash generating unit

Details of goodwill and IPRD allocated to the acquired cash generating unit and the valuation basis are as follows:

	Indefinite lived
	IPRD carrying amount			Goodwill carrying amount
Name	2019 £’000	2018 £’000	2017 £’000	2019 £’000	2018 £’000	2017 £’000	Valuation Basis
CGU – Midatech Pharma (Wales) Ltd	9,300	9,300	9,300	2,291	2,291	2,291	Value in use

Schedule of key assumptions used

The key assumptions used in the valuation model examining the MPW Ltd cash generating unit include the following:

Assumptions	2019	2018	2017
Pre-tax discount rate	18.4%	17.7%	17.9%
Cumulative probability of success of projects	81%	81%	81%

Schedule of key assumptions used for carrying value and recoverable amount

If any one of the following changes were made to the above key assumptions, the carrying value and recoverable amount would be equal.

Assumptions	2019	2018	2017
Pre-tax discount rate for all projects	increase to 21%	increase to 29.8%	increase to 21.0%
Cumulative probability of success of project	59%	34%	57%